Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,699,200	$129,699,936

Total Investment Companies
(Cost: $142,090,005)		129,699,936

Short-Term Securities

Money Market Funds — 47.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(a)(c)(d)	61,470,239	61,507,121
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(c)	1,530,000	1,530,000

Total Short-Term Securities — 47.0%
(Cost: $63,024,642)		63,037,121

Total Investments in Securities — 143.6%
(Cost: $205,114,647)		192,737,057

Liabilities in Excess of Other Assets — (43.6)%		(58,516,889)

Net Assets — 100.0%		$134,220,168

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$50,132,602	$11,338,338	(a)	$—	$24,037	$12,144	$61,507,121	61,470,239	$84,814	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	880,000	650,000	(a)	—	—	—	1,530,000	1,530,000	14,193		3
iShares iBoxx $ High Yield Corporate Bond ETF	107,333,659	21,488,859		(3,771,539)	(624,611)	5,273,568	129,699,936	1,699,200	1,513,383		—
					$(600,574)	$5,285,712	$192,737,057		$1,612,390		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
4.42%	Annual	1-Day SOFR, 4.30%	Annual	N/A	03/06/23	$(20,000)	$3,370	$10	$3,360
4.54%	Annual	1-Day SOFR, 4.30%	Annual	N/A	03/27/23	(15,000)	1,804	13	1,791
4.63%	Annual	1-Day SOFR, 4.30%	Annual	N/A	04/13/23	(20,000)	532	22	510
0.33%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	06/30/23	(1,070)	20,101	—	20,101
0.77%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/05/24	(1,520)	55,977	3	55,974
1.44%	Annual	1-Day SOFR, 4.30%	Annual	N/A	02/22/24	(2,600)	90,038	7	90,031

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.64%	Annual	1-Day SOFR, 4.30%	Annual	N/A	03/14/24	$(1,500)	$51,098	$4	$51,094
0.44%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	06/17/24	(6,120)	358,351	3,589	354,762
2.94%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/04/24	(4,000)	94,316	14	94,302
3.20%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/09/24	(1,000)	19,740	4	19,736
3.14%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/15/24	(2,000)	41,456	8	41,448
4.62%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/04/24	(2,000)	(7,591)	8	(7,599)
4.36%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/18/24	(1,000)	93	4	89
4.54%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/02/24	(2,000)	(7,097)	9	(7,106)
4.22%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/13/25	(2,000)	1,369	9	1,360
0.33%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	09/15/25	(16,400)	1,547,508	3,449	1,544,059
4.22%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/01/25	(1,000)	(9,214)	8	(9,222)
4.47%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/09/25	(1,500)	(23,705)	11	(23,716)
3.90%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/02/25	(3,200)	(5,469)	24	(5,493)
3.90%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/27/25	(1,000)	(2,340)	8	(2,348)
4.02%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/05/26	(1,500)	(8,356)	11	(8,367)
3.77%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/13/26	(2,000)	2,161	16	2,145
0.87%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	06/17/26	(1,250)	119,255	(5,009)	124,264
0.87%	Annual	1-Day SOFR, 4.29%	Annual	N/A	09/29/26	(2,900)	268,489	20	268,469
1.13%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/18/26	(7,600)	652,411	53	652,358
1.32%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	11/23/26	(500)	43,949	4	43,945
1.32%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/10/27	(3,776)	306,076	29	306,047
1.60%	Annual	1-Day SOFR, 4.30%	Annual	N/A	02/09/27	(1,916)	137,193	15	137,178
1.70%	Annual	1-Day SOFR, 4.30%	Annual	N/A	02/28/27	(1,172)	80,302	9	80,293
2.64%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/15/27	(300)	9,979	3	9,976
3.56%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/22/27	(1,000)	(7,143)	10	(7,153)
3.57%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/27/27	(1,200)	(9,051)	12	(9,063)
3.67%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/05/28	(500)	(6,083)	4	(6,087)
3.43%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/10/28	(700)	(1,188)	7	(1,195)
1.42%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	04/07/28	(9,450)	986,646	(45,860)	1,032,506
1.23%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	06/08/28	(5,780)	668,467	(21,557)	690,024
1.12%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	09/03/28	(1,960)	245,934	20	245,914
1.14%	Annual	1-Day SOFR, 4.29%	Annual	N/A	10/12/28	(2,500)	280,722	27	280,695
1.21%	Annual	1-Day SOFR, 4.29%	Annual	N/A	10/22/28	(2,100)	229,084	23	229,061
1.32%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/05/29	(4,300)	456,539	50	456,489
1.45%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/27/29	(4,450)	446,412	52	446,360
1.73%	Annual	1-Day SOFR, 4.30%	Annual	N/A	02/28/29	(355)	30,401	4	30,397
1.70%	Annual	1-Day SOFR, 4.30%	Annual	N/A	03/11/29	(842)	74,036	10	74,026
2.56%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/15/29	(300)	12,525	4	12,521
3.10%	Annual	1-Day SOFR, 4.30%	Annual	N/A	09/12/29	(800)	8,320	10	8,310
3.44%	Annual	1-Day SOFR, 4.30%	Annual	N/A	09/22/29	(500)	(4,905)	7	(4,912)
3.88%	Annual	1-Day SOFR, 4.30%	Annual	N/A	10/27/29	(700)	(25,402)	10	(25,412)
3.82%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/01/29	(700)	(23,188)	10	(23,198)
3.37%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/02/29	(450)	(2,800)	6	(2,806)
3.44%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/27/29	(1,300)	(14,036)	18	(14,054)
3.29%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/10/30	(1,500)	(2,726)	20	(2,746)
0.77%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	04/01/30	(10,500)	1,822,771	338,835	1,483,936
1.59%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	06/04/31	(2,814)	387,181	(55,803)	442,984
1.36%	Annual	1-Day SOFR, 4.29%	Annual	N/A	10/20/31	(830)	115,991	12	115,979
1.28%	Annual	1-Day SOFR, 4.30%	Annual	N/A	11/30/31	(1,100)	161,632	16	161,616
1.52%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/10/32	(328)	42,588	5	42,583
1.61%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/12/32	(2,033)	250,196	31	250,165
1.78%	Annual	1-Day SOFR, 4.30%	Annual	N/A	02/28/32	(100)	11,138	2	11,136
2.76%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/23/32	(150)	5,491	3	5,488
3.83%	Annual	1-Day SOFR, 4.30%	Annual	N/A	10/27/32	(300)	(15,466)	5	(15,471)
3.37%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/27/32	(300)	(4,171)	5	(4,176)
3.45%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/05/33	(300)	(6,223)	5	(6,228)
0.86%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	03/30/45	(80)	32,077	2,272	29,805

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.87%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	03/30/50	$(10)	$4,396	$—	$4,396
1.06%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	09/18/50	(15)	6,135	37	6,098
							$9,998,096	$220,667	$9,777,429

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$129,699,936	$—	$—	$129,699,936
Short-Term Securities
Money Market Funds	63,037,121	—	—	63,037,121
	$192,737,057	$—	$—	$192,737,057
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$9,963,781	$—	$9,963,781
Liabilities
Interest Rate Contracts	—	(186,352)	—	(186,352)
	$—	$9,777,429	$—	9,777,429

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

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